Schedule of other payables and accruals (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other payables		$ 15,003
Accruals		3,500
Other payables and accrued expense		18,503
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables	$ 1,226,589	816,176	$ 892,292	$ 719,711
Accruals	209,724	48,734	151,710	129,740
Deposit received	$ 15,909	13,511	$ 32,721	106,612
Other payables and accrued expense		$ 878,421		$ 956,063